Note 13 - Commitments, Contingencies and Guarantees	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
13
- Commitments, Contingencies and Guarantees

Commitments
The following information is provided in respect of our operating and capital lease obligations:

Years Ended January 31,	Operating Leases	Capital Leases	Total
2020	4,627	51	4,678
2021	3,046	2	3,048
2022	1,979	-	1,979
2023	1,470	-	1,470
2024	1,038	-	1,038
2025	737	-	737
2026	733	-	733
2027	271	-	271
	13,901	53	13,954

Lease Obligations
We are committed under non-cancelable operating leases for business premises, computer equipment and vehicles with terms expiring at various dates through
2027.
We are also committed under non-cancelable capital leases for computer equipment expiring at various dates through
2021.
The future minimum amounts payable under these lease agreements are outlined in the chart above. The
$0.1
million balance of the capital lease obligation outstanding at
January 31, 2019
is included in accrued liabilities in the consolidated balance sheet. For the years ended
January 31, 2019,
2018
and
2017,
rental expense from operating leases was
$5.2
million,
$5.1
million and
$4.9
million, respectively.

Other Obligations
As described in Note
2
to these consolidated financial statements, we maintain deferred share unit (“DSU”) and cash-settled restricted share unit (“CRSU”) plans for our directors and employees. Any payments made pursuant to these plans are settled in cash. For DSUs and CRSUs, the units vest over time and the liability recognized at any given consolidated balance sheet date reflects only those units vested at that date that have not
yet been settled in cash. As such, we had an unrecognized aggregate liability for the unvested CRSUs and unvested DSUs of
$0.8
million and
nil,
respectively, for which
no
liability was recorded in the consolidated balance sheet at
January 31, 2019,
in accordance with ASC Topic
718,
“Compensation – Stock Compensation”. The ultimate liability for any payment of DSUs and CRSUs is dependent on the trading price of our common shares. To offset our exposure to fluctuations in our stock price, we have entered into equity derivative contracts, including floating-rate equity forwards. As at
January 31, 2019,
we had equity derivatives for
273,000
Descartes common shares and a DSU liability for
277,390
Descartes common shares, resulting in minimal net exposure resulting from changes to our share price
.
Contingencies
We are subject to a variety of other claims and suits that arise from time to time in the ordinary course of our business. The consequences of these matters are not
presently determinable but, in the opinion of management after consulting with legal counsel, the ultimate aggregate liability is not
currently expected to have a material effect on our results of operations or financial position.

Product Warranties
In the normal course of operations, we provide our customers with product warranties relating to the performance of our hardware, software and services. To date, we have not
encountered material costs as a result of such obligations and have not
accrued any liabilities related to such obligations in our consolidated financial statements.

Business combination agreements
In respect of our acquisitions of Appterra, ShipRush and PinPoint, up to
$3.8
million in cash
may
become payable if certain revenue performance targets are met in the two
years following the acquisition. A balance of
$2.2
million is accrued related to the fair value of this contingent consideration as at
January 31, 2019.

Guarantees
In the normal course of business, we enter into a variety of agreements that may
contain features that meet the definition of a guarantee under ASC Topic
460,
“Guarantees”. The following lists our significant guarantees:

Intellectual property indemnification obligations
We provide indemnifications of varying scope to our customers against claims of intellectual property infringement made by third
parties arising from the use of our products. In the event of such a claim, we are generally obligated to defend our customers against the claim and we are liable to pay damages and costs assessed against our customers that are payable as part of a final judgment or settlement. These intellectual property infringement indemnification clauses are not
generally subject to any dollar limits and remain in force for the term of our license agreement with our customer, which license terms are typically perpetual. Historically, we have not
encountered material costs as a result of such indemnification obligations.

Other indemnification agreements
In the normal course of operations, we enter into various agreements that provide general indemnities. These indemnities typically arise in connection with purchases and sales of assets, securities offerings or buy-backs, service contracts, administration of employee benefit plans, retention of officers and directors, membership agreements, customer financing transactions, and leasing transactions. In addition, our corporate by-laws provide for the indemnification of our directors and officers. Each of these indemnities requires us, in certain circumstances, to compensate the counterparties for various costs resulting from breaches of representations or obligations under such arrangements, or as a result of third
party claims that
may
be suffered by the counterparty as a consequence of the transaction. We believe that the likelihood that we could incur significant liability under these obligations is remote. Historically, we have not
made any significant payments under such indemnities.

In evaluating estimated losses for the guarantees or indemnities described above, we consider such factors as the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. We are unable to make a reasonable estimate of the maximum potential amount payable under such guarantees or indemnities as many of these arrangements do not
specify a maximum potential dollar exposure or time limitation. The amount also depends on the outcome of future events and conditions, which cannot be predicted. Given the foregoing, to date, we have not
accrued any liability in our financial statements for the guarantees or indemnities described above.